Supplemental Cash Flow Information Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Cash interest paid	$ 26.4	$ 18.8	$ 23.4
Cash corporate income tax paid	$ 0.3	$ 0.0	0.0
Converted amount of intercompany debt into equity			$ 200.0